Statements Of Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statements Of Comprehensive Income [Abstract]
NET INCOME	$ 14,790,714	$ 20,068,433	$ 23,047,811
Defined benefit pension plan (Note 7):
Net gain (loss) arising during period	879,193	(488,972)	(678,007)
Amortization of prior service cost included in net periodic pension cost	17,469	17,469	17,469
Amortization of net loss included in net periodic pension cost	663,536	492,391	306,348
TOTAL OTHER COMPREHENSIVE INCOME	1,560,198	20,888	(354,190)
TOTAL COMPREHENSIVE INCOME	$ 16,350,912	$ 20,089,321	$ 22,693,621